Madison Funds
550 Science Drive
Madison, WI 53711
608-274-0300

September 17, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

VIA EDGAR

RE:    Madison Funds (the “Registrant”)
(File No. 333-29511)

Dear Sir/Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of the prospectus disclosure for the Madison Small Cap Fund, a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on August 30, 2019.

If you have any questions, please direct them to the undersigned.

Respectfully submitted,

/s/ Kevin S. Thompson
Kevin S. Thompson
Chief Legal Officer and President
Madison Funds